Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Pay vs Performance Disclosure
Net Income (Loss)	$ 10,194,467	$ (4,234,228)	$ (21,138,525)